Stock-Based Compensation (Stock-Based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Expense
Selling, general and administrative expenses	$ 1.5	$ 0.8	$ 5.3	$ 3.3	$ 2.5
Less related income tax benefit	0.6	0.3	2.0	1.3	1.0
Decrease in net income attributable to Koppers	$ 0.9	$ 0.5	$ 3.3	$ 2.0	$ 1.5